Subsequent Events (Details) - USD ($)									1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 02, 2023	Feb. 14, 2023	Feb. 13, 2023	Feb. 01, 2023	Jan. 30, 2023	Jan. 13, 2023	Jul. 28, 2022	Feb. 22, 2022	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Mar. 20, 2023	Feb. 16, 2023	Feb. 15, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Subsequent Events [Line Items]
Monthly rent (in Dollars)									$ 9,630
Common stock, shares authorized										500,000,000	500,000,000
Description of the reverse stock split				1-for-35
Reverse stock split											As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans.
Aggregate of shares			2,888,600				238,096
Common stock, par value (in Dollars per share)										$ 0.001	$ 0.001
Purchase warrants							8,333,334
Price per share (in Dollars per share)										$ 5.36	$ 5.36
Deferred offering costs (in Dollars)												$ 87,171
Net proceeds (in Dollars)							$ 4,500,000				$ 14,000,000
Gross proceeds percentage							7.00%				8.00%
Cash fee total amount (in Dollars)							$ 350,000				$ 1,200,000
Stockholders’ equity excess amount (in Dollars)										$ 8,818,523	$ 8,818,523	$ 1,052,453	$ (99,470)	$ 11,414,803	$ 10,017,646				$ 2,227,678	$ (1,843,009)	$ (98,511)
Shares of common stock												99,449
Public Warrants [Member]
Subsequent Events [Line Items]
Number of new shares issued
Price per share (in Dollars per share)										$ 402.5	$ 402.5								$ 402.5
Warrants issued						1,688,598
Purchase price per share (in Dollars per share)											$ 0.01	$ 0.01
Common Stock [Member]
Subsequent Events [Line Items]
Number of new shares issued
Aggregate of shares													450
Stockholders’ equity excess amount (in Dollars)										$ 6,297	$ 6,297	$ 683	$ 282	$ 6,297	$ 4,730				$ 683	$ 442	$ 442
Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Purchase warrants												36,959
Price per share (in Dollars per share)												$ 0.00035
Warrants issued								36,959
Purchase price per share (in Dollars per share)								$ 12.94
Class C Common Stock Warrant [Member]
Subsequent Events [Line Items]
Aggregate of shares			6,450,000							2,385,137
Purchase warrants										6,450,000	6,450,000
Price per share (in Dollars per share)			$ 4.83							$ 5.36	$ 5.36								$ 5.36
Aggregate value of warrants (in Dollars)			$ 14,000,000
Per share price (in Dollars per share)			$ 5.36
Warrants issued										5,962,840	5,962,840
Minimum [Member]
Subsequent Events [Line Items]
Common stock, shares authorized					100,000,000
Maximum [Member]
Subsequent Events [Line Items]
Common stock, shares authorized					500,000,000
Public Offering [Member] | Public Warrants [Member]
Subsequent Events [Line Items]
Purchase warrants										10,511,597	10,511,597	10,511,597
Price per share (in Dollars per share)										$ 402.5	$ 402.5	$ 402.5
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares authorized										500,000,000	500,000,000	500,000,000	11,000,000
Reverse stock split					1-for-35
Common stock, par value (in Dollars per share)										$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock [Member] | Class C Common Stock Warrant [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)										$ 0.4	$ 0.4
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of units separation						1,688,598
Common stock, shares authorized					500,000,000							500,000,000
Description of the reverse stock split												reverse stock split of our outstanding shares of common stock at a specific ratio within a range of one-for-twenty (1-for-20) to a maximum of a one-for-one hundred (1-for-100) split
Reverse stock split												As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares are outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans.
Aggregate of shares			2,888,600
Common stock, par value (in Dollars per share)			$ 0.001									$ 0.001
Price per share (in Dollars per share)			$ 4.8299
Gross proceeds (in Dollars)			$ 15,600,000
Net proceeds (in Dollars)			$ 14,000,000
Gross proceeds percentage			8.00%
Cash fee total amount (in Dollars)			$ 1,200,000
Bid price (in Dollars per share)																	$ 1
Per share price (in Dollars per share)																		$ 1
Shares of common stock																747,357
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Events [Line Items]
Number of new shares issued
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of new shares issued
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Aggregate of shares			336,400
Price per share (in Dollars per share)			$ 0.0001
Warrants issued	160,000	33,000
Purchase price per share (in Dollars per share)	$ 16	$ 3.3
Subsequent Event [Member] | Class C Common Stock Purchase Warrants [Member]
Subsequent Events [Line Items]
Purchase warrants			6,450,000
Price per share (in Dollars per share)			$ 4.83
Subsequent Event [Member] | Class C Common Stock Warrant [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 5.36
Expire term			5 years
Aggregate value of warrants (in Dollars)			$ 16,100,000
Warrants issued																1,868,390
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock, shares authorized					100,000,000
Stockholders’ equity excess amount (in Dollars)			2,500,000														$ 2,500,000
Per share price (in Dollars per share)																		$ 1
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock, shares authorized					500,000,000
Subsequent Event [Member] | Second Amendment [Member]
Subsequent Events [Line Items]
Lease expiration date									Dec. 31, 2023
Monthly rent (in Dollars)									$ 9,630
Rent expense (in Dollars)									$ 105,930
Subsequent Event [Member] | Public Offering [Member]
Subsequent Events [Line Items]
Net proceeds (in Dollars)			$ 14,000,000